UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $78,550 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2479    52990 SH       SOLE                    52990
ACCENTURE LTD                  COM              G1151C101     2773    71745 SH       SOLE                    71745
ALTRIA GROUP INC               COM              02209S103      439    21900 SH       SOLE                    21900
APPLE INC COM                  COM              037833100     3379    13433 SH       SOLE                    13433
AUTOMATIC DATA PROCESSING      COM              053015103     4245   105450 SH       SOLE                   105450
BECTON DICKINSON               COM              075887109     2581    38176 SH       SOLE                    38176
BERKSHIRE HATHAWAY 'B'         COM              084670702     6490    81440 SH       SOLE                    81440
CHECK POINT                    COM              M22465104     3044   103250 SH       SOLE                   103250
COCA-COLA                      COM              191216100      350     6985 SH       SOLE                     6985
COLGATE-PALMOLIVE              COM              194162103     4899    62196 SH       SOLE                    62196
EXXON MOBIL CORP               COM              30231G102      263     4600 SH       SOLE                     4600
GENERAL DYNAMICS               COM              369550108     3188    54435 SH       SOLE                    54435
GILEAD SCIENCES                COM              375558103     2312    67440 SH       SOLE                    67440
GOOGLE INC CL A                COM              38259P508     3905     8776 SH       SOLE                     8776
GRAINGER WW                    COM              384802104     1958    19690 SH       SOLE                    19690
HARRIS CORP                    COM              413875105     3272    78560 SH       SOLE                    78560
HEWLETT PACKARD                COM              428236103     5339   123363 SH       SOLE                   123363
INTL BUS. MACHINES             COM              459200101      309     2500 SH       SOLE                     2500
JOHNSON&JOHNSON                COM              478160104      407     6897 SH       SOLE                     6897
KRAFT FOODS                    COM              50075N104      619    22110 SH       SOLE                    22110
MCKESSON CORP                  COM              58155Q103     3651    54365 SH       SOLE                    54365
MFS Muni Income TR SBI         COM              552738106      130    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     4464   193985 SH       SOLE                   193985
MYLAN LABS INC                 COM              628530107      248    14565 SH       SOLE                    14565
NIKE INC CLASS B               COM              654106103     2989    44245 SH       SOLE                    44245
NOVO NORDISK ADR               COM              670100205     2073    25585 SH       SOLE                    25585
PATTERSON INC.                 COM              703395103     1756    61551 SH       SOLE                    61551
PEPSICO INC.                   COM              713448108     4962    81417 SH       SOLE                    81417
PHILIP MORRIS INTL             COM              718172109     1004    21900 SH       SOLE                    21900
PROCTER & GAMBLE               COM              742718109      384     6397 SH       SOLE                     6397
SARA LEE                       COM              803111103      287    20350 SH       SOLE                    20350
TELLABS INC.                   COM              879664100      130    20410 SH       SOLE                    20410
TOTAL SYSTEM SERVICES          COM              891906109      227    16720 SH       SOLE                    16720
VARIAN MED SYS                 COM              92220P105     1836    35125 SH       SOLE                    35125
VISA INC                       COM              92826C839     1915    27065 SH       SOLE                    27065
WAL-MART STORES                COM              931142103      244     5073 SH       SOLE                     5073